Share Capital - Summary Of Changes In Ownership And Noncontrolling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	$ 1,080,380	$ 1,257,646
Current assets	278,087	326,046
Non-current liabilities	(730,158)	(740,144)
Current liabilities	(200,242)	(255,865)
Revenue	770,885	842,681
Net (loss) income	(179,852)	(215,843)
Net income (loss) allocated to NCI	(4,330)	(3,796)
Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net (loss) income	(4,330)	(3,796)
TSC Cresco, LLC
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	2,943	4,788
Current assets, including adjustments	(8,159)	(6,875)
Non-current liabilities	0	0
Current liabilities, including adjustments	(45,054)	26,600
Net assets	39,838	24,513
Revenue	1,664	10,582
Gross profit	863	12,500
Net (loss) income	188	19,290
Net income (loss) allocated to NCI	$ 47	$ 4,822
NCI percentage	25.00%	25.00%
TSC Cresco, LLC | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 2,401	$ 4,190
MedMar Lakeview, LLC
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	28,678	31,151
Current assets	84,571	34,706
Non-current liabilities	(10,787)	(10,889)
Current liabilities	(47,928)	(13,438)
Net assets	54,534	41,530
Revenue	11,701	53,259
Gross profit	7,623	35,485
Net (loss) income	4,768	13,322
Net income (loss) allocated to NCI	$ 591	$ 1,652
NCI percentage	12.40%	12.40%
MedMar Lakeview, LLC | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 4,150	$ 3,979
MedMar Rockford, LLC
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	22,594	22,700
Current assets	132,198	114,843
Non-current liabilities	(3,551)	(3,850)
Current liabilities	(57,388)	(41,111)
Net assets	93,853	92,582
Revenue	18,657	88,645
Gross profit	12,323	62,503
Net (loss) income	10,060	43,500
Net income (loss) allocated to NCI	$ 2,515	$ 10,875
NCI percentage	25.00%	25.00%
MedMar Rockford, LLC | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 10,368	$ 7,468
Cresco Labs Ohio, LLC
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	14,703	16,736
Current assets	6,544	8,144
Non-current liabilities	(13,674)	(12,515)
Current liabilities	(8,213)	(5,768)
Net assets	(640)	6,597
Revenue	2,567	8,650
Gross profit	(473)	1,338
Net (loss) income	(2,450)	(4,933)
Net income (loss) allocated to NCI	$ (29)	$ (49)
NCI percentage	1.20%	1.20%
Cresco Labs Ohio, LLC | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ (156)	$ (32)
SLO Cultivation Inc.
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	1,045	5,376
Current assets	11,502	13,097
Non-current liabilities	0	(2,728)
Current liabilities	(49,954)	(50,722)
Net assets	(37,407)	(34,977)
Revenue	0	(24)
Gross profit	(335)	(10,769)
Net (loss) income	(246)	(16,458)
Net income (loss) allocated to NCI	$ (49)	$ (3,292)
NCI percentage	20.00%	20.00%
SLO Cultivation Inc. | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ (12,824)	$ (12,434)
Cresco Labs Michigan, LLC
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	30,508
Current assets	15,300
Non-current liabilities	(26,015)
Current liabilities	(49,812)
Net assets	(30,019)
Revenue	6,271
Gross profit	1,503
Net (loss) income	43
Net income (loss) allocated to NCI	$ 6
NCI percentage	15.00%
Cresco Labs Michigan, LLC | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ (258)
Cresco Labs, LLC
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	255,947	286,360
Current assets, including adjustments	(157,691)
Current assets		802,774
Non-current liabilities	(562,580)	(538,816)
Current liabilities, including adjustments	329,160
Current liabilities		(594,052)
Net assets	(135,164)	(43,734)
Revenue	92,266	469,505
Gross profit	48,207	248,472
Net (loss) income	(1,794)	(38,863)
Net income (loss) allocated to NCI	$ (879)	$ (16,323)
NCI percentage	38.30%	42.00%
Cresco Labs, LLC | Non-controlling interests
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ (81,306)	$ (42,527)